Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2021
Stock-based Compensation Plans
Note 15. Stock-based Compensation Plans
2020 Stock Incentive Plan
In January 2020, Legacy Hyzon adopted the 2020 Stock Incentive Plan (the “2020 Plan”) under which employees, directors, and consultants may be granted various forms of equity incentive compensation including incentive and non-qualified options.
A total number of 16,250,000 reserved shares of common stock were reserved for awards under the 2020 Plan. Shares of common stock issued under the Plan may be either authorized but unissued shares or reacquired common stock of Legacy Hyzon. Under the 2020 Plan, the exercise period of options is determined when granted, and options expire no later than fifteen years from the date of grant, subject to terms and limitations relative to termination of service and ownership percentages of the voting power of all classes of Legacy Hyzon’s stock.
The 2020 Plan was terminated in connection with the Business Combination in July 2021, and Legacy Hyzon will not grant any additional awards under the 2020 Plan. Any ungranted shares under the 2020 plan expired. However, the 2020 Plan will continue to govern the terms and conditions of the outstanding awards previously granted under it. At the closing of the Business Combination, the outstanding awards under the 2020 Plan were converted at the Exchange Ratio. Share and per share information below have been converted from historical disclosure based on the Exchange Ratio.
2021 Equity Incentive Plan
The 2021 Equity Incentive Plan (the “2021 Plan”) was approved by the Board of Directors on June 24, 2021, and subsequently approved by the stockholders on July 15, 2021. The 2021 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, RSUs and performance awards to the Company’s employees, directors, and consultants. The number of shares of the Company’s common stock reserved for issuance under the 2021 Plan is 23,226,543 shares. In connection with the Business Combination, 21,339,493 shares of Class A common stock subject to outstanding equity awards granted under the 2020 Plan were converted into equity awards under the 2021 Plan. The number of shares of common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each year beginning in 2022 and ending in 2031, equal to the lesser of (A) two and one-half percent of the shares outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Board of Directors.

Stock Options and RSUs
The following table summarizes the Company’s stock option and RSU activity:

	Stock Options				RSUs
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual (Years)	Aggregate Intrinsic Value (in 000s)	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020 (1)	19,826,031	$1.13			—	$—
Granted	281,748	$1.13			2,799,657	$6.03
Exercised or released	(436,037)	$(1.22)			(428,107)	$6.28
Forfeited/Cancelled	(360,602)	$(1.13)			(518,865)	$5.39

Outstanding at December 31, 2021	19,311,140	$1.29	13.07	100,885	1,852,685	$6.14

Vested and expected to vest, December 31, 2021	13,773,623	$1.13	12.69	74,322	1,852,685	$6.14
Exercisable and vested at December 31, 2021	12,126,266	$1.13	13.39	65,013

(1)	Prior period options have been adjusted to give effect to the reverse recapitalization transaction, see Note 3, Business Combination.
For all employees other than executives described below, option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of the grant. The awards generally have a five-year contractual term. The option period and provisions for each option granted are determined at the time of the grant, but generally vest a portion on the date of grant and then ratably each anniversary after issuance over a 5-year period of continuous service. The fair value of these stock option awards is estimated as of the grant date using a Black Scholes option pricing model and the following assumptions: a risk-free interest rate based on the U.S. Treasury yield curve at the date of grant; an expected or contractual term; and expected volatility based on an evaluation of comparable public companies’ measures of volatility. The Company does not anticipate declaring dividends on common shares now or in the near future and has therefore assumed no dividend rate. The following table discloses the assumptions, or range of assumptions, utilized for stock options for each of the grant years as follows:

	2021	2020
Expected term of options (years)	5.0	0.4 to 5.0
Risk free interest rate	0.79%	0.1-0.4%
Volatility	90%	90%
Expected dividend	$0.00	$0.00

As of December 31, 2021, there was
$2.1 million of unrecognized stock-based compensation expense related to unvested stock options, which is expected to be recognized over a weighted-average period of 4.58 years.
Restricted stock units granted
under
the Plans typically vest over a four or five-year period beginning on the date of grant. Restricted stock units will be settled through the issuance of an equivalent number of shares of our common stock and are equity classified. The fair value of restricted shares is determined based upon the stock price on the date of grant.
As
of December 31, 2021, unrecognized compensation costs related to nonvested RSUs of $10.1 million is expected to be recognized over a remaining weighted average period
of 3.69 years.

Executives’ Awards
On November 12, 2020, included in the stock options discussed above, 11,075,000 options were granted to the Company’s Executive
Chairman which vest in two equal tranches and have a contractual term o
f

15
years. The first tranche vested on the grant date, are immediately exercisable, have an exercise price of $
1.13
per share, and resulted in $
4.9
million of compensation expense during 2020. The second tranche contains performance and market conditions for vesting which require an exit event of Horizon at escalating minimum equity values each year, within six years. The exercise price for the second tranche is initially $
1.13
per share but increases by $
0.56
per share each year during which the award remains outstanding. The fair value of the second tranche was estimated as of the grant date using a Monte Carlo simulation with key assumptions beyond those typical of option pricing models described below including the probability of achieving a Horizon exit at the required valuation in each year of the six year period. The grant date fair value of the second tranche is estimated to be $
1.2
million which may or may not be recognized in the future depending on the outcome of
the conditions for vesting.
Additionally, on November 12, 2020, included in the stock options discussed above, 5,537,500 options were granted to the Company’s
CEO which have a contractual term of 15 years, are immediately exercisable, and have an exercise price of $1.13 per share. Half of this award is subject to a two-year transferability restriction for the underlying shares of common stock, which resulted in a discount on the fair value of common stock assumption used in the determination of the fair value of this portion of the award. The grant date fair value of this award was determined using a Black Scholes option pricing model and resulted in $4.5 million of compensation expense from the period from January 21, 2020 (inception) through December 31, 2020.
For the awards described above which vested immediately, the following table discloses the assumptions utilized in the Black Scholes option pricing model:

Expected volatility	90%
Expected dividend	$0.00
Weighted average expected term (in years)	7.5
Risk-free rate	68%
Former CTO Retirement Agreement
In September 2021, included in the stock options and RSUs discussed above, the Company and former Chief Technology Officer (“former CTO”) entered into a Letter Agreement (the “Agreement”) concerning the former CTO’s retirement and separation from Hyzon. Pursuant to the Agreement, for a period of 24 months commencing on September 18, 2021 (the “Initial Consulting Period”), he serve
s
as a consultant to Hyzon. In exchange for services provided during the Initial Consulting Period, he receive
s
 $20,000 per month. Subject to conditions of the Letter Agreement, the 1,772,000 stock options previously granted pursuant to his employment agreement with the Company continues
to vest annually in equal installments on April 1, 2022 through April 1, 2025. He is
also entitled to receive 250,000 RSUs of Hyzon, half of which vested after his retirement date and half of which will vest on or after the one-year anniversary of his retirement date. The service condition in the Agreement related to the vesting of these awards was determined to be non-substantive, and therefore, the Company recognized stock-based compensation expense of $13.4 million immediately in September 2021. In addition, the Company recognized salary expense of $0.5 million in September 2021 related to his monthly consulting payments.